UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Florida Quality Income Municipal Fund (NUF) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.0% (5.2% of Total Investments)
	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern
	University, Series 2004B:
$1,000	5.500%, 4/01/24	4/14 at 100.00	BBB	$1,046,980
500	5.625%, 4/01/34	4/14 at 100.00	BBB	522,485
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	10/14 at 100.00	AAA	2,536,493
	Improvements, Series 2004, 5.000%, 10/01/16 - AMBAC Insured
2,685	Florida Board of Education, Lottery Revenue Bonds, Series 2002C, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	2,905,197
1,000	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.250%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	1,095,600
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International University,	No Opt. Call	AAA	2,823,629
	Series 2004A, 5.000%, 7/01/14 - MBIA Insured
3,905	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,	4/14 at 100.00	AAA	4,142,190
	Series 2004A, 5.000%, 4/01/20 - AMBAC Insured
2,275	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A,	10/14 at 100.00	AAA	2,437,572
	5.125%, 10/01/21 - FGIC Insured

	Healthcare - 24.8% (16.3% of Total Investments)
1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital, Series	8/13 at 100.00	Baa3	1,636,365
	2002, 6.375%, 8/15/32
2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/11 at 101.00	A+	2,819,856
	System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31
1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	A+	1,021,870
	System, Series 2005C, 5.000%, 11/15/31 (WI, settling 10/18/05)
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	Baa1	520,025
1,590	5.250%, 10/01/34	10/13 at 100.00	Baa1	1,648,957
8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo	11/11 at 101.00	AA	9,021,815
	Clinic, Series 2001A, 5.500%, 11/15/36
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	A-	3,584,522
	Series 2003, 5.000%, 7/01/12
9,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A-	9,614,340
	1/15/31
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A	6,388,680
	Healthcare System, Series 2002, 5.750%, 12/01/32
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	A+	5,323,950
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18
7,500	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	7,892,625
	2003, 5.500%, 11/15/33
4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA-	4,954,393

	Housing/Multifamily - 11.6% (7.6% of Total Investments)
	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing Revenue
	Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	7/06 at 102.00	AAA	1,546,290
1,000	6.300%, 1/01/32	7/06 at 102.00	AAA	1,029,470
120	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%,	12/05 at 100.00	AA	120,550
	6/01/24
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/05 at 102.00	AAA	1,020,850
	6.150%, 10/01/25 (Alternative Minimum Tax) - AMBAC Insured
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at Deerwood	12/08 at 102.00	A+	3,197,389
	Apartments, Series 1998-0, 5.300%, 12/01/28
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	6,133,810
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
4,965	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 - FGIC Insured	7/11 at 101.00	AAA	5,276,355
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay	1/11 at 102.00	AAA	3,839,342
	Apartments, Series 2000-5A, 5.950%, 7/01/30 (Alternative Minimum Tax) - FSA Insured
3,240	Pinellas County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald Bay	1/08 at 100.00	AAA	3,351,359
	Apartments, Series 1998A, 5.000%, 4/01/28 (Alternative Minimum Tax) (Mandatory put 4/01/08)

	Housing/Single Family - 2.0% (1.4% of Total Investments)
735	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,	4/09 at 25.51	Aaa	147,441
	Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
830	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	4/10 at 25.36	Aaa	163,244
	2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)
2,275	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding Issue,	1/06 at 102.00	AA	2,327,393
	Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)
350	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds, Series	No Opt. Call	AAA	379,491
	1987G-1, 8.595%, 11/01/17
215	Lee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County	3/07 at 105.00	Aaa	218,339
	Program, Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative Minimum Tax) (Pre-refunded to
	3/01/07)
50	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series 1999A-1,	4/08 at 101.50	Aaa	51,803
	5.550%, 10/01/19 (Alternative Minimum Tax)
980	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	4/06 at 102.00	AAA	1,005,558
	1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)
35	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	9/07 at 102.00	AAA	35,233
	1997B, 5.100%, 9/01/27 (Alternative Minimum Tax)

	Long-Term Care - 5.6% (3.7% of Total Investments)
7,285	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	10/09 at 101.00	A	7,654,277
	Series 1999, 5.750%, 10/01/18 - ACA Insured
1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult	11/06 at 102.00	BBB+	1,806,017
	Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20
	St. John's County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,225,305
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,668,219

	Materials - 2.3% (1.5% of Total Investments)
4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	5,130,840
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

	Tax Obligation/General - 9.3% (6.1% of Total Investments)
15,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	16,917,287
	Series 2002B, 5.000%, 6/01/20 - MBIA Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds,	4/14 at 100.00	AAA	3,422,542
	Series 2004A, 5.000%, 6/01/22 - MBIA Insured

	Tax Obligation/Limited - 42.3% (27.8% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%, 7/01/21 -	7/11 at 101.00	Aaa	1,054,790
	AMBAC Insured
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 -	7/14 at 100.00	Aaa	1,109,501
	AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment
	Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 - RAAI Insured	5/12 at 102.00	AA	2,129,978
850	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	919,012
3,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/20 -	7/14 at 100.00	AAA	4,207,657
	FSA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA	10/14 at 100.00	AAA	1,587,450
	Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	AAA	1,381,280
	10/01/18 - MBIA Insured
8,425	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C,	7/13 at 101.00	AAA	9,015,845
	5.000%, 7/01/19 - AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 - MBIA Insured	No Opt. Call	AAA	409,053
1,590	0.000%, 11/01/26 - MBIA Insured	No Opt. Call	AAA	593,309
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18	10/13 at 100.00	AAA	3,390,750
	(Alternative Minimum Tax) - MBIA Insured
2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series 2002,	10/12 at 100.00	AAA	2,369,509
	5.000%, 10/01/21 - FGIC Insured
1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001, 5.500%,	No Opt. Call	AAA	1,133,890
	10/01/14 - FGIC Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%, 10/01/23 -	10/11 at 100.00	AAA	1,508,292
	AMBAC Insured
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	3,027,420
	2002, 5.375%, 10/01/17 - FGIC Insured
2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%, 10/01/22 -	10/13 at 100.00	AAA	2,213,582
	MBIA Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	1,261,293
1,340	5.000%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	1,411,234
1,470	5.000%, 7/01/24 - AMBAC Insured	7/14 at 100.00	AAA	1,542,662
2,220	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/19 - FGIC	10/14 at 100.00	Aaa	2,366,564
	Insured
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003:
4,660	5.000%, 10/01/14 - AMBAC Insured	10/13 at 100.00	AAA	5,057,824
5,130	5.000%, 10/01/17 - AMBAC Insured	10/13 at 100.00	AAA	5,511,056
2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	AA	2,747,399
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 - FGIC Insured	1/06 at 100.00	AAA	2,015,200
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
3,265	5.125%, 1/01/20 - FGIC Insured	1/13 at 100.00	AAA	3,514,087
3,400	5.125%, 1/01/23 - FGIC Insured	1/13 at 100.00	AAA	3,636,096
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/22 -	8/14 at 100.00	Aaa	2,576,274
	AMBAC Insured
1,000	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic	4/12 at 100.00	AAA	1,080,190
	Drive-Universal Boulevard - I-4 Interchange Project, Series 2002, 5.125%, 4/01/19 - AMBAC Insured
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,201,221
	8/01/21 - FSA Insured
	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A:
1,000	5.000%, 8/01/20 - FGIC Insured	8/14 at 100.00	AAA	1,062,670
1,500	5.000%, 8/01/22 - FGIC Insured	8/14 at 100.00	AAA	1,583,775
1,000	Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/17 - AMBAC Insured	12/13 at 100.00	Aaa	1,075,040
2,355	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003, 5.000%,	8/13 at 100.00	Aaa	2,511,325
	8/15/19 - FSA Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	1,432,728
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 -	12/14 at 100.00	Aaa	1,057,570
	FSA Insured
11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/14 - FSA	10/12 at 100.00	AAA	13,081,332
	Insured

	Transportation - 22.3% (14.7% of Total Investments)
2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/21	10/11 at 101.00	AAA	2,339,432
	(Alternative Minimum Tax) - AMBAC Insured
12,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 (Alternative Minimum	10/06 at 102.00	AAA	12,495,000
	Tax) - MBIA Insured
775	Dade County, Florida, Aviation Revenue Bonds, Series 1995B, 6.000%, 10/01/24 (Alternative Minimum	10/05 at 102.00	AAA	792,042
	Tax) - MBIA Insured
3,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997,	10/07 at 101.00	AAA	3,628,695
	5.250%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,171,920
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured
1,800	Jacksonville Port Authority, Florida, Port Facilities Revenue Bonds, Series 1996, 5.625%, 11/01/18	11/06 at 102.00	AAA	1,873,746
	(Alternative Minimum Tax) - MBIA Insured
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 -	No Opt. Call	AAA	1,095,960
	AMBAC Insured
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/08 at 101.00	AAA	7,668,000
	5.000%, 10/01/24 (Alternative Minimum Tax) - FGIC Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/08 at 101.00	AAA	4,093,200
	5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series 2001,	7/11 at 101.00	Aaa	2,123,300
	5.000%, 7/01/21 - FGIC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
3,955	5.250%, 7/01/17 - FGIC Insured	7/14 at 100.00	AAA	4,342,867
2,000	5.250%, 7/01/18 - FGIC Insured	7/14 at 100.00	AAA	2,188,380
2,000	5.000%, 7/01/23 - FGIC Insured	7/14 at 100.00	AAA	2,110,800

	U.S. Guaranteed *** - 0.8% (0.6% of Total Investments)
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe Healthcare	No Opt. Call	AAA	1,727,505
	Inc., Series 1993, 6.050%, 11/15/16

	Utilities - 12.8% (8.4% of Total Investments)
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA	822,270
4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds,	10/12 at 100.00	Baa2	5,063,904
	Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
9,440	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	10,117,792
	5.000%, 10/01/15
3,290	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2001,	10/11 at 101.00	Aa1	3,596,102
	5.250%, 10/01/17
3,170	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2002C,	10/12 at 100.00	Aa1	3,465,571
	5.250%, 10/01/17
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	3,193,860
	Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 -	10/15 at 100.00	AAA	688,571
	AMBAC Insured
1,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 -	10/15 at 100.00	AAA	1,241,393
	AMBAC Insured

	Water and Sewer - 10.2% (6.7% of Total Investments)
1,365	Florida Governmental Utility Authority, Utility System Revenue Bonds, Lehigh Project, Series 2003,	10/13 at 100.00	AAA	1,451,541
	5.000%, 10/01/20 - AMBAC Insured
	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003:
1,000	5.000%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	1,066,850
4,000	5.000%, 10/01/20 - FSA Insured	10/13 at 100.00	Aaa	4,253,600
2,450	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	2,515,709
	Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 - FGIC Insured	10/13 at 100.00	AAA	3,466,594
5,090	5.000%, 10/01/19 - FGIC Insured	10/13 at 100.00	AAA	5,430,267
3,000	5.000%, 10/01/23 - FGIC Insured	10/13 at 100.00	AAA	3,165,030
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AAA	1,117,046
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 (Alternative Minimum Tax) - MBIA Insured

$316,535	Total Long-Term Investments (cost $319,412,875) - 152.0%			333,689,753

	Other Assets Less Liabilities - 1.3%			2,900,886

	Preferred Shares, at Liquidation Value - (53.3)%			(117,000,000)

	Net Assets Applicable to Common Shares - 100%			$219,590,639

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $319,408,607.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$14,414,258
Depreciation	(133,112)

Net unrealized appreciation of investments	$14,281,146

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.